 Securities Act Registration No. 333-168095

Investment Company Act Registration No. 811-22439

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-1A

 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

 ☐

 Pre-Effective Amendment No.

 ☐

 Post-Effective Amendment No. 12

 ☒

and/or

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

 ACT OF 1940

 ☐

 Amendment No. 13

 ☒

(Check appropriate box or boxes.)

Grand Prix Investors Trust

(Exact Name of Registrant as Specified in Charter)

566 West Lancaster Blvd. Suite #1

Lancaster , CA 93534

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (661) 579-6647

John C. Foti

566 West Lancaster Blvd. Suite #1

Lancaster, CA 93534

(Name and Address of Agent for Service)

Approximate date of proposed public offering:  As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b)

☐On December 1, 2016 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lancaster, State of California, on December 19, 2016.

Grand Prix Investors Trust

By /s. John C. Foti

          John C. Foti

Its: Trustee, President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following person in the capacities on December 19, 2016.

Signature

Title

Date

/s/ John C. Foti

John C. Foti

Trustee and President (Principal Executive Officer)

December 19, 2016

/s/ John C. Foti

John C. Foti

Treasurer (Principal Financial Officer)

December 19, 2016

/s/ Laura A. Bradford

Trustee

December 19, 2016

Laura A. Bradford

/s/ Michael B. Ferweda

Trustee

December 19, 2016

Michael B. Ferweda

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase